Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 01, 2022	Jul. 01, 2022	Apr. 01, 2022	Oct. 01, 2021	Jul. 01, 2021	Apr. 01, 2021	Oct. 01, 2020	Jul. 01, 2020	Apr. 01, 2020	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The Company’s compensation objectives and philosophy, which are discussed further above, are designed to reward the contributions of its NEOs to the Company’s financial performance and provide compensation which is sufficient to attract and retain individuals who are motivated to contribute to the Company’s financial performance. To achieve these goals, the Company has implemented incentive plans which tie a significant portion of each NEO’s compensation to pre-determined financial goals.
For the year ended December 31, 2022, the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s financial performance was After-tax Operating Results.
The following table summarizes the executive compensation earned by the Company’s PEO and other NEOs, the executive compensation actually paid to the Company’s PEO and other NEOs, and certain financial performance measures of the Company for the years ended December 31, 2022, 2021, and 2020.
Year(1)	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(5) ($)	Average Summary Compensation Table Total for non-PEO NEOs(1) ($)	Average Compensation Actually Paid to non-PEO NEOs(5) ($)	Value of Initial Fixed $100 Investmestment Based on		Net Income(2) ($)	Operating Results(3) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return(4) ($)
2022	2,408,584	1,859,559	1,122,465	920,090	105	111	43,407,000	35,034,000
2021	4,143,576	3,275,545	1,454,841	1,110,753	84	135	57,924,000	43,732,000
2020	2,961,147	2,446,657	1,056,375	829,949	71	130	52,491,000	38,435,000
(1)
The PEO is Christopher J. Reading for each of the years presented. The non-PEO NEOs are Carey P. Hendrickson, Eric J. Williams, Graham D. Reeve, and Richard Binstein for 2022, Carey P. Hendrickson, Eric J. Williams, Glenn D. McDowell, and Graham D. Reeve for 2021 and Carey P. Hendrickson, Lawrance W. MacAfee, Glenn D. McDowell, and Graham D. Reeve for 2020.

(2)	Net income includes earnings attributable to both controlling and non-controlling interests.
(3)
Operating Results, a non-GAAP measure, for the years ended December 31, 2022, 2021 and 2020 equals net income attributable to our diluted shareholders per the consolidated statements of income, adjusted for unusual, non-recurring and non-operational charges including: revaluation of redeemable non-controlling interest, goodwill impairment, changes in fair value of contingent consideration, expenses related to executive officer transitions, settlement of a legal matter, and any applicable allocations to non-controlling interests of such items, all net of taxes. In addition, Operating Results for the year ended December 31, 2020, excludes clinic closure costs and the gain on sale of partnership interests and clinics mainly resulting from the COVID-19 pandemic. A detailed calculation of Operating Results can be found in Part II, Item 7 of the Company's Annual Report on Form 10-K for the years ended December 31, 2022, and December 31, 2021.

(4)
The Total Shareholder Return assumes that $100 was invested in our common stock and the common stock on each of the companies listed on The NYSE Heathcare Index (the Company’s Peer Group), on December 31, 2019 and that any dividends were reinvested.

(5)	For a computation of compensation actually paid to PEO and average compensation actually paid to non-PEO NEOs, please refer to the subsequent table.
The following table outlines the adjustments made to the compensation earned by the Company’s PEO and other NEOs, as presented in the Summary Compensation Table on page 30, to derive the compensation actually paid to the Company’s PEO and other NEOs.
Year		Adjustments
	Summary Compensation Table Total ($)	Less: Reported Value of Stock Awards ($)(1)	Plus: Year End Fair Value of Restricted Stock Awards Granted During the Year ($)(2)(3)	Plus: Change in Fair Value of Outstanding and Unvested Restricted Stock Awards ($)(2)(3)	Plus: Changes in Fair Value of Restricted Stock in Prior Years that Vested During the Year Year ($)(2)(3)	Dividends paid on Unvested Restricted Stock Awards During the Fiscal Year ($)(4)	Compensation Actually Paid ($)
PEO
2022	2,408,584	1,016,800	810,300	(411,395)	22,404	46,466	1,859,559
2021	4,143,576	2,120,100	1,911,000	(613,844)	(81,371)	36,284	3,275,545
2020	2,961,147	1,533,056	1,346,800	180,251	(518,261)	9,776	2,446,657
Non-PEO
2022	1,122,465	444,850	354,506	(132,671)	5,768	14,872	920,090
2021	1,454,841	706,539	537,469	(157,849)	(26,493)	9,325	1,110,753
2020	1,056,375	484,122	447,571	63,051	(256,345)	3,419	829,949
(1)
Represents the grant date fair value of restricted stock awards earned and as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. These shares were issued in March of the succeeding year.

(2)
Adjustments are equal to (i) the year-end fair value of restricted stock awards granted during the applicable year that are earned but not issued and therefore deemed outstanding and unvested as of the end of the year, (ii) the amount of the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any restricted stock awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for restricted stock awards granted in prior years that vest in the applicable year, an amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(3)
Restricted stock awards are valued using the market price of our stock. The closing market price of our stock was $81.03, $95.55, $120.25, and $114.35 as of December 31, 2022, 2021, 2020, and 2019, respectively. The closing market price of our stock when the PEO and other NEOs’ restricted stock awards vested was $95.55 on January 1, 2022, $103.76 on April 1, 2022, $112.30 on July 1, 2022, $760.02 on October 1, 2022, $120.25 on January 1, 2021, $110.21 on April 1, 2021, $119.34 on July 1, 2021, $111.55 on October 1, 2021, $114.35 on January 1, 2020, $59.00 on April 1, 2020, $81.02 on July 1, 2020 and $86.88 on October 1, 2020.

(4)
Includes dividends paid and declared on outstanding and unvested shares as of December 31, 2022, 2021 and 2020. Dividends declared per common share were $1.64, $1.46, and $0.32 for the fiscal years ended December 31, 2022, 2021 and 2020, respectively.

Company Selected Measure Name	Operating Results
Named Executive Officers, Footnote [Text Block]
(1)
The PEO is Christopher J. Reading for each of the years presented. The non-PEO NEOs are Carey P. Hendrickson, Eric J. Williams, Graham D. Reeve, and Richard Binstein for 2022, Carey P. Hendrickson, Eric J. Williams, Glenn D. McDowell, and Graham D. Reeve for 2021 and Carey P. Hendrickson, Lawrance W. MacAfee, Glenn D. McDowell, and Graham D. Reeve for 2020.

Peer Group Issuers, Footnote [Text Block]
(4)
The Total Shareholder Return assumes that $100 was invested in our common stock and the common stock on each of the companies listed on The NYSE Heathcare Index (the Company’s Peer Group), on December 31, 2019 and that any dividends were reinvested.

PEO Total Compensation Amount	$ 2,408,584	$ 4,143,576	$ 2,961,147
PEO Actually Paid Compensation Amount	$ 1,859,559	3,275,545	2,446,657
Adjustment To PEO Compensation, Footnote [Text Block]
(5)	For a computation of compensation actually paid to PEO and average compensation actually paid to non-PEO NEOs, please refer to the subsequent table.
The following table outlines the adjustments made to the compensation earned by the Company’s PEO and other NEOs, as presented in the Summary Compensation Table on page 30, to derive the compensation actually paid to the Company’s PEO and other NEOs.
Year		Adjustments
	Summary Compensation Table Total ($)	Less: Reported Value of Stock Awards ($)(1)	Plus: Year End Fair Value of Restricted Stock Awards Granted During the Year ($)(2)(3)	Plus: Change in Fair Value of Outstanding and Unvested Restricted Stock Awards ($)(2)(3)	Plus: Changes in Fair Value of Restricted Stock in Prior Years that Vested During the Year Year ($)(2)(3)	Dividends paid on Unvested Restricted Stock Awards During the Fiscal Year ($)(4)	Compensation Actually Paid ($)
PEO
2022	2,408,584	1,016,800	810,300	(411,395)	22,404	46,466	1,859,559
2021	4,143,576	2,120,100	1,911,000	(613,844)	(81,371)	36,284	3,275,545
2020	2,961,147	1,533,056	1,346,800	180,251	(518,261)	9,776	2,446,657
Non-PEO
2022	1,122,465	444,850	354,506	(132,671)	5,768	14,872	920,090
2021	1,454,841	706,539	537,469	(157,849)	(26,493)	9,325	1,110,753
2020	1,056,375	484,122	447,571	63,051	(256,345)	3,419	829,949
(1)
Represents the grant date fair value of restricted stock awards earned and as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. These shares were issued in March of the succeeding year.

(2)
Adjustments are equal to (i) the year-end fair value of restricted stock awards granted during the applicable year that are earned but not issued and therefore deemed outstanding and unvested as of the end of the year, (ii) the amount of the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any restricted stock awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for restricted stock awards granted in prior years that vest in the applicable year, an amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(3)
Restricted stock awards are valued using the market price of our stock. The closing market price of our stock was $81.03, $95.55, $120.25, and $114.35 as of December 31, 2022, 2021, 2020, and 2019, respectively. The closing market price of our stock when the PEO and other NEOs’ restricted stock awards vested was $95.55 on January 1, 2022, $103.76 on April 1, 2022, $112.30 on July 1, 2022, $760.02 on October 1, 2022, $120.25 on January 1, 2021, $110.21 on April 1, 2021, $119.34 on July 1, 2021, $111.55 on October 1, 2021, $114.35 on January 1, 2020, $59.00 on April 1, 2020, $81.02 on July 1, 2020 and $86.88 on October 1, 2020.

(4)
Includes dividends paid and declared on outstanding and unvested shares as of December 31, 2022, 2021 and 2020. Dividends declared per common share were $1.64, $1.46, and $0.32 for the fiscal years ended December 31, 2022, 2021 and 2020, respectively.

Non-PEO NEO Average Total Compensation Amount	$ 1,122,465	1,454,841	1,056,375
Non-PEO NEO Average Compensation Actually Paid Amount	$ 920,090	1,110,753	829,949
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)	For a computation of compensation actually paid to PEO and average compensation actually paid to non-PEO NEOs, please refer to the subsequent table.
The following table outlines the adjustments made to the compensation earned by the Company’s PEO and other NEOs, as presented in the Summary Compensation Table on page 30, to derive the compensation actually paid to the Company’s PEO and other NEOs.
Year		Adjustments
	Summary Compensation Table Total ($)	Less: Reported Value of Stock Awards ($)(1)	Plus: Year End Fair Value of Restricted Stock Awards Granted During the Year ($)(2)(3)	Plus: Change in Fair Value of Outstanding and Unvested Restricted Stock Awards ($)(2)(3)	Plus: Changes in Fair Value of Restricted Stock in Prior Years that Vested During the Year Year ($)(2)(3)	Dividends paid on Unvested Restricted Stock Awards During the Fiscal Year ($)(4)	Compensation Actually Paid ($)
PEO
2022	2,408,584	1,016,800	810,300	(411,395)	22,404	46,466	1,859,559
2021	4,143,576	2,120,100	1,911,000	(613,844)	(81,371)	36,284	3,275,545
2020	2,961,147	1,533,056	1,346,800	180,251	(518,261)	9,776	2,446,657
Non-PEO
2022	1,122,465	444,850	354,506	(132,671)	5,768	14,872	920,090
2021	1,454,841	706,539	537,469	(157,849)	(26,493)	9,325	1,110,753
2020	1,056,375	484,122	447,571	63,051	(256,345)	3,419	829,949
(1)
Represents the grant date fair value of restricted stock awards earned and as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. These shares were issued in March of the succeeding year.

(2)
Adjustments are equal to (i) the year-end fair value of restricted stock awards granted during the applicable year that are earned but not issued and therefore deemed outstanding and unvested as of the end of the year, (ii) the amount of the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any restricted stock awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for restricted stock awards granted in prior years that vest in the applicable year, an amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(3)
Restricted stock awards are valued using the market price of our stock. The closing market price of our stock was $81.03, $95.55, $120.25, and $114.35 as of December 31, 2022, 2021, 2020, and 2019, respectively. The closing market price of our stock when the PEO and other NEOs’ restricted stock awards vested was $95.55 on January 1, 2022, $103.76 on April 1, 2022, $112.30 on July 1, 2022, $760.02 on October 1, 2022, $120.25 on January 1, 2021, $110.21 on April 1, 2021, $119.34 on July 1, 2021, $111.55 on October 1, 2021, $114.35 on January 1, 2020, $59.00 on April 1, 2020, $81.02 on July 1, 2020 and $86.88 on October 1, 2020.

(4)
Includes dividends paid and declared on outstanding and unvested shares as of December 31, 2022, 2021 and 2020. Dividends declared per common share were $1.64, $1.46, and $0.32 for the fiscal years ended December 31, 2022, 2021 and 2020, respectively.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Pay and TSR
The graph below illustrates the relationship between compensation actually paid to the Company’s PEO and other NEOs, the cumulative total stockholder return (“TSR”) on $100 invested in the Company at the close of the market on December 31, 2019, with dividends being reinvested on the date paid through December 31, 2022, and the cumulative TSR of the NYSE Health Care Index. The NYSE Health Care Index TSR is calculated in a similar manner as the Company’s TSR.

Compensation Actually Paid vs. Net Income [Text Block]	Relationship between Pay and Net Income The graph below illustrates the relationship between compensation actually paid to the Company’s PEO and other NEOs and the Company’s net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship between Pay and Operating Results The graph below illustrates the relationship between compensation actually paid to the Company’s PEO and other NEOs and the Company’s Operating Results.
Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Pay and TSR
The graph below illustrates the relationship between compensation actually paid to the Company’s PEO and other NEOs, the cumulative total stockholder return (“TSR”) on $100 invested in the Company at the close of the market on December 31, 2019, with dividends being reinvested on the date paid through December 31, 2022, and the cumulative TSR of the NYSE Health Care Index. The NYSE Health Care Index TSR is calculated in a similar manner as the Company’s TSR.

Tabular List [Table Text Block]
For the year ended December 31, 2022, the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s financial performance was After-tax Operating Results.

Total Shareholder Return Amount	$ 105	84	71
Peer Group Total Shareholder Return Amount	111	135	130
Net Income (Loss)	$ 43,407,000	$ 57,924,000	$ 52,491,000
Company Selected Measure Amount	35,034,000	43,732,000	38,435,000
PEO Name	Christopher J. Reading	Christopher J. Reading	Christopher J. Reading
Share price	$ 81.03	$ 95.55	$ 120.25	$ 760.02	$ 112.3	$ 103.76	$ 111.55	$ 119.34	$ 110.21	$ 86.88	$ 81.02	$ 59	$ 114.35
Dividends declared per common share	$ 1.64	$ 1.46	$ 0.32
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Results
Non-GAAP Measure Description [Text Block]
(3)
Operating Results, a non-GAAP measure, for the years ended December 31, 2022, 2021 and 2020 equals net income attributable to our diluted shareholders per the consolidated statements of income, adjusted for unusual, non-recurring and non-operational charges including: revaluation of redeemable non-controlling interest, goodwill impairment, changes in fair value of contingent consideration, expenses related to executive officer transitions, settlement of a legal matter, and any applicable allocations to non-controlling interests of such items, all net of taxes. In addition, Operating Results for the year ended December 31, 2020, excludes clinic closure costs and the gain on sale of partnership interests and clinics mainly resulting from the COVID-19 pandemic. A detailed calculation of Operating Results can be found in Part II, Item 7 of the Company's Annual Report on Form 10-K for the years ended December 31, 2022, and December 31, 2021.

PEO [Member] | Reported Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,016,800)	$ (2,120,100)	$ (1,533,056)
PEO [Member] | Year End Fair Value of Restricted Stock Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	810,300	1,911,000	1,346,800
PEO [Member] | Change in Fair Value of Outstanding and Unvested Restricted Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(411,395)	(613,844)	180,251
PEO [Member] | Changes in Fair Value of Restricted Stock in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,404	(81,371)	(518,261)
PEO [Member] | Dividends paid on Unvested Restricted Stock Awards During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	46,466	36,284	9,776
Non-PEO NEO [Member] | Reported Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(444,850)	(706,539)	(484,122)
Non-PEO NEO [Member] | Year End Fair Value of Restricted Stock Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	354,506	537,469	447,571
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Restricted Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(132,671)	(157,849)	63,051
Non-PEO NEO [Member] | Changes in Fair Value of Restricted Stock in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,768	(26,493)	(256,345)
Non-PEO NEO [Member] | Dividends paid on Unvested Restricted Stock Awards During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 14,872	$ 9,325	$ 3,419